Restructuring Charges and Asset Impairments	12 Months Ended
Dec. 31, 2012
Restructuring Charges and Asset Impairments [Abstract]
Restructuring Charges and Asset Impairments

13. Restructuring Charges and Asset Impairments

On an ongoing basis, the Company evaluates its business and objectives to ensure that it is properly configured and sized based on changing market conditions. Accordingly, the Company implements certain restructuring initiatives, including plant rationalizations and targeted workforce reduction efforts, as it deems appropriate.

The Company's restructuring charges consist of severance, retention and outplacement services and severance-related postemployment benefits (collectively, “severance and other charges”), curtailment gains related to reductions of pension and retiree medical benefit obligations due to headcount reductions, and asset impairments related to restructuring activities.

For the year ended December 31, 2012, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$64	$20	$-	$7	$-	$91
Asset impairments related to restructuring activities	2	-	-	-	-	2
Total restructuring charges	66	20	-	7	-	93
Other asset impairments	2	-	-	-	-	2
Total restructuring charges and asset impairments	$68	$20	$-	$7	$-	$95

During 2012, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. Based on such conditions, primarily within the European automotive market, we incurred restructuring charges of $93 million which consisted of $58 million related to workforce reduction initiatives and $35 million related to the closure or planned closure of various facilities. The Company also recorded other asset impairments of $2 million related to the write-down of certain tooling to fair value based on future cash flows.

For the year ended December 31, 2011, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$-	$9	$1	$10	$-	$20
Asset impairments related to restructuring activities	-	-	-	1	-	1
Total restructuring charges	-	9	1	11	-	21
Other asset impairments	6	-	-	-	-	6
Total restructuring charges and asset impairments	$6	$9	$1	$11	$-	$27

During 2011, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. The restructuring charges of $21 million consisted of $7 million related to global workforce reduction initiatives and $14 million related to the closure or planned closure of various facilities. The Company also recorded other asset impairments of $5 million related to the write-down of certain investments where the decline in fair value was determined to be other-than-temporary and $1 million related to the write-down of certain machinery and equipment to fair value based on estimated future cash flows.

For the year ended December 31, 2010, restructuring charges and asset impairments include the following:

		Occupant
	Chassis	Safety		Automotive
	Systems	Systems	Electronics	Components
	Segment	Segment	Segment	Segment	Corporate	Total

	(Dollars in millions)
Severance and other charges	$13	$23	$(1)	$11	$1	$47
Curtailment gains - net	(1)	-	-	-	-	(1)
Asset impairments related to restructuring activities	(4)	-	-	-	-	(4)
Total restructuring charges	8	23	(1)	11	1	42
Other asset impairments	2	-	-	1	-	3
Total restructuring charges and asset impairments	$10	$23	$(1)	$12	$1	$45

During 2010, the Company incurred restructuring charges as part of the Company's ongoing effort to better align the Company's cost structure with global automotive market conditions. The restructuring charges of $42 million consisted of $41 million related to global workforce reduction initiatives and $5 million related to the closure or planned closure of various facilities, partially offset by a gain of $4 million on the sale of a property related to a closed North American braking facility, which was previously impaired as part of a 2008 restructuring action. Other asset impairments of $3 million related to the write-down of certain machinery and equipment to fair value based on estimated future cash flows.

Restructuring Reserves

The following table illustrates the movement of the restructuring reserves for severance and other charges, including reserves related to severance-related postemployment benefits for both periods presented:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)

Beginning balance	$59	$80
Current period accruals, net of changes in estimates	88	20
Increase in accrual due to business acquisition	-	6
Used for purposes intended	(26)	(48)
Effects of foreign currency translation and transfers	-	1
Ending balance	$121	$59

Of the $121 million restructuring reserve accrued as of December 31, 2012, approximately $105 million is expected to be paid in 2013. The remaining balance is expected to be paid in 2014 through 2017 and is comprised primarily of involuntary employee termination arrangements in Europe.

The Company completed an acquisition in the Chassis Systems segment during the first quarter of 2011 and assumed a restructuring liability of $6 million.